Financial and other investments - Schedule of financial assets (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Non-current
FVOCI debt and other investments	£ 385	£ 384
FVTPL investments	450	407
Financial assets at amortised cost	7	7
Other non-current financial assets	842	798	£ 880
Current
FVTPL investments	1,914	5,156
Financial assets at amortised cost	539	597
Other current financial assets	2,453	5,753	£ 3,699	£ 2,605
Other financial assets	3,295	6,551
Investments in short-term money market funds
Current
Other financial assets	1,370	4,725
Investments held by National Grid Partners
Current
Other financial assets	387	346
Investments in Sunrun
Current
Other financial assets	63	60
Collateral
Current
Other financial assets	438	506
Insurance company fund investments
Current
Short term investments, restricted	404	477
Specific project
Current
Short term investments, restricted	30	24
Letter of credit
Current
Short term investments, restricted	4	5
Insurance company and non-qualified plan investments
Current
Other financial assets	676	578
Cash surrender value of life insurance policies
Current
Other financial assets	252	238
Other investments
Current
Other financial assets	£ 109	£ 98